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                          Drinker Biddle & Reath LLP
                   One Logan Square, 18th and Cherry Streets
                         Philadelphia, PA  19103-6996
                                (215) 988-2700


                               February 28, 2000


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

             Re:  The Commerce Funds
                  File Nos. 33-80966/811-8598
                  ---------------------------

Ladies and Gentlemen:

             On behalf of The Commerce Funds (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Prospectuses and Statement of Additional Information dated March 1, 2000 for the Institutional and Service Shares of the Trust that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #10"), which was filed on February 25, 2000; and (ii) the text of PEA #10 has been filed electronically.

             Questions and comments concerning this letter may be directed to the undersigned at (215) 988-1146.

                                                Very truly yours,



                                                /s/ Diana McCarthy
                                                ------------------
                                                Diana McCarthy

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